Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text Block Abstract
Schedule of Other Non-Current Assets	Other non-current assets consist of the following:

	December 31,
	2017	2018
	RMB	RMB	US$
Convertible bond	—	675,334	98,223
Warrant	—	36,375	5,291
Others	17,361	21,096	3,068

	17,361	732,805	106,582

Estimated Fair Value of Call Option

To estimate the fair value of the warrant, Black-Scholes Option Pricing Model was used in the valuation, with the following assumptions:

December 31, 2018
Risk-free interest rate	2.5%
Exercise price	US$65,000
Dividend yield	0.00%
Expected time to exercise (years)	2.4
Asset volatility	25.0%